UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-6239

Tax-Free Fund For Utah
(Exact Name of Registrant as Specified in Charter)

380 Madison Avenue, Suite 2300
New York, New York  10017
(Address of Principal Executive Offices)(Zip Code)

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
380 Madison Avenue, Suite 2300
New York, New York  10017
(Name and address of Agent for Service)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Date of fiscal year end: March 31, 2013

Date of reporting period:  June 31, 2013

Item 1. Schedule of Investments.

TAX-FREE FUND FOR UTAH
SCHEDULE OF INVESTMENTS
June 30, 2013
(unaudited)

Amount	General Obligation Bonds (20.0%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City, County and State (3.2%)

	Anderson, Indiana San District
$505,000	4.600%, 07/15/23 AMBAC Insured	A1/A-/NR	$512,020

	Coral Canyon, Utah Special Service District
100,000	4.850%, 07/15/17	NR/NR/NR*	99,276

	Houston, Texas Public Improvement
1,000,000	5.000%, 03/01/29	Aa2/AA/NR	1,084,940

	King County, Washington School District #401 School Board Guaranty Program
1,000,000	4.500%, 12/01/25 AGMC Insured	Aa1/AA+/NR	1,068,770

	Laredo, Texas
500,000	4.500%, 02/15/24 NPFG Insured	Aa2/AA/AA	521,570

	McKinney, Texas
1,700,000	4.500%, 08/15/23 Syncora Guarantee, Inc. Insured	Aa1/AAA/NR	1,806,199
1,375,000	5.000%, 08/15/24 AMBAC Insured	Aa1/AAA/NR	1,499,121

	San Patricio County, Texas
450,000	4.600%, 04/01/25 AMBAC Insured	Aa3/NR/NR	474,408

	Texas State Transportation Commission Mobility Fund
2,000,000	4.500%, 04/01/33	Aaa/AA+/AAA	2,074,500

	Washington State Various Purpose
1,405,000	5.000%, 07/01/30 Series A	Aa1/AA+/AA+	1,522,711
2,465,000	5.000%, 07/01/31 Series A	Aa1/AA+/AA+	2,663,753

	Total City, County and State		13,327,268

	Education - Public Schools (2.6%)

	Brownsboro, Texas Independent School District
490,000	zero coupon, 08/15/16 PSF Guaranteed	NR/AAA/NR	470,023

	Burnet, Texas Consolidated Independent School District
1,460,000	0.050%, 08/01/14 PSF Guaranteed	AAA/NR/NR	1,456,540

	Clark County, Nevada School District
1,150,000	5.000%, 06/15/18 Series B AGMC Insured	Aa3/AA-/A+	1,190,032

	Florida State Board of Education Public Education Capital Outlay
2,000,000	4.750%, 06/01/30 2005 Series F	Aa1/AAA/AAA	2,136,560

	Houston, Texas Community College System (Harris and Fort Bend Counties)
500,000	5.000%, 02/15/27	Aa1/AA+/NR	526,935

	Nebo, Utah School District School Board Guaranty Program
2,900,000	4.500%, 07/01/24 Series A	Aaa/AAA/NR	3,216,564

	Yakima County, Washington School District #201 School Board Guaranty Program
1,475,000	0.050%, 12/01/14	Aa1/NR/NR	1,467,124

	Total Education - Public Schools		10,463,778

	Hospital (0.3%)

	Skagit County, Washington Public Hospital District No. 002, Refunding, Island Hospital
1,120,000	0.250%, 12/01/15	A1/NR/NR	1,088,058

	Local Public Property (6.2%)

	Clark County, Nevada, Refunding
2,280,000	5.000%, 12/01/29 Series A	Aa1/AA+/NR	2,428,975
1,000,000	5.000%, 07/01/23 Series B	Aa1/AA+/NR	1,110,370
2,000,000	5.000%, 11/01/28 AGMC Insured	Aa1/AA+/AA	2,143,420
2,000,000	4.750%, 06/01/30 AGMC Insured	Aa1/AA+/NR	2,097,960
1,000,000	4.750%, 11/01/27 NPFG/ FGIC Insured	Aa1/AA+/NR	1,056,820

	Henderson, Nevada Refunding Various Purpose
1,000,000	5.000%, 06/01/33 Series B	Aa2/AA/NR	1,061,780

	Hurst, Texas Refunding & Improvement
570,000	0.050%, 08/15/15	Aa2/AA/NR	560,219

	Kitsap County, Washington Refunding
1,255,000	4.850%, 07/01/28 NPFG Insured (pre-refunded)	Aa3/AA-/NR	1,337,152

	Miami-Dade County, Florida Building Better Communities Program
1,170,000	5.000%, 07/01/29 NPFG/ FGIC Insured	Aa2/AA-/AA	1,241,838

	North Las Vegas, Nevada Refunding Ltd. Tax
1,000,000	5.000%, 06/01/36	Baa2/A/BB+	981,230

	Reno, Nevada, Capital Improvement Refunding
1,000,000	4.000%, 06/01/27**	A1/A-/NR	958,680
1,000,000	5.000%, 06/01/28**	A1/A-/NR	1,049,380

	San Angelo, Texas Certificates of Obligation
2,765,000	5.000%, 02/15/30 Series A	Aa2/AA/AA+	2,929,186

	San Patricio County, Texas Certificates of Obligation
2,260,000	4.750%, 04/01/31 AMBAC Insured	Aa3/NR/NR	2,364,570

	South Davis, Utah Recreation District
650,000	0.050%, 01/01/14	NR/AA-/NR	648,941

	State of Washington
1,500,000	zero coupon, 01/01/18 Series S-2 AGMC Insured	Aa1/AA+/AA+	1,391,355

	Washoe County, Nevada Refunding Reno Sparks Convention
2,000,000	5.000%, 07/01/28	Aa2/AA/NR	2,152,700

	Total Local Public Property		25,514,576

	School District (4.7%)

	Clark County, Nevada School District
500,000	5.000%, 06/15/28 Series A	Aa3/AA-/A+	528,450

	Comal, Texas Independent School District
1,125,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	1,194,480

	Davis County, Utah School District, School Building, Utah School Board Guaranty Program
2,640,000	4.000%, 06/01/27	Aaa/NR/NR	2,794,598

	El Paso, Texas Independent School District Unlimited Tax Refunding
470,000	0.050%, 08/15/13 PSF Guaranteed	NR/AAA/AAA	469,944

	Granite School District, Utah, Salt Lake County School Building School Board Guaranty Program
1,000,000	5.000%, 06/01/31	Aaa/NR/AAA	1,085,570

	Irving, Texas Independent School District Capital Appreciation Refunding
1,000,000	zero coupon, 02/15/20 PSF Guaranteed	Aaa/AAA/NR	788,450

	Lake Travis, Texas Independent School District Unlimited Tax Refunding
515,000	0.050%, 08/15/13 PSF Guaranteed	NR/AAA/AAA	514,938

	Magnolia, Texas Independent School District Schoolhouse
1,495,000	5.000%, 08/15/25 NPFG/ FGIC Insured (pre-refunded)	Aa3/NR/NR	1,634,797

	Midlothian, Texas Independent School District
1,145,000	zero coupon, 02/15/18 PSF Guaranteed	Aaa/AAA/NR	1,040,416

	Navasota, Texas Independent School District
475,000	5.000%, 08/15/23 NPFG/ FGIC Insured	A1/NR/NR	490,005

	North East Independent School District, Texas
1,000,000	5.000%, 08/01/33 NPFG Insured PSF Guaranteed	Aaa/AAA/NR	1,030,620

	Schertz-Cibolo Universal City, Texas Independent School District
2,325,000	5.000%, 02/01/36 PSF Guaranteed	Aaa/NR/AAA	2,478,799

	Uintah County, Utah School District School Board Guaranty Program
455,000	4.250%, 02/01/24 (pre-refunded)	Aaa/NR/NR	502,334

	Wasatch County, Utah School District School Board Guaranty Program
880,000	5.000%, 06/01/25	Aaa/NR/NR	949,617
900,000	4.375%, 06/01/26	Aaa/NR/NR	942,678

	Washoe County, Nevada School District Refunding & School Improvement
2,000,000	5.000%, 06/01/30 Series A	Aa2/AA/NR	2,144,240

	Wylie, Texas Independent School District Capital Appreciation Refunding
1,000,000	zero coupon, 08/15/27 PSF Guaranteed	Aaa/NR/NR	559,560

	Total School District		19,149,496

	Transportation (1.6%)

	Texas State Transportation Commission Mobility Fund
1,140,000	5.000%, 04/01/27 Series A	Aaa/AA+/AAA	1,258,412
5,000,000	5.000%, 04/01/35	Aaa/AA+/AAA	5,370,700

	Total Transportation		6,629,112

	Utilities (1.4%)

	Central Utah Water Conservancy District Refunding
765,000	5.000%, 04/01/28 Series B	NR/AA+/AAA	848,783

	Las Vegas Valley, Nevada Water District Refunding
1,000,000	5.000%, 06/01/30 Series C	Aa2/AA+/NR	1,079,170

	Las Vegas Valley, Nevada Water District Refunding & Water Improvement
2,600,000	5.000%, 02/01/38 Series A	Aa2/AA+/NR	2,735,460

	Virgin Valley, Nevada Water District
955,000	5.000%, 03/01/34 AGC Insured	A1/NR/NR	976,430

	Total Utilities		5,639,843

	Total General Obligation Bonds		81,812,131

	Revenue Bonds (78.7%)

	Airport (1.4%)

	Alaska State International Airport Revenue
35,000	5.000%, 10/01/24 AMBAC Insured AMT	Aa3/NR/A+	35,079

	Broward County, Florida Airport System Revenue Refunding
1,000,000	5.375%, 10/01/29 Series O	A1/A+/A	1,091,400

	Clark County, Nevada Passenger Facilities Charge Revenue Las Vegas-McCarran International Airport
1,500,000	5.000%, 07/01/30	A1/A+/NR	1,567,590

	Miami-Dade County, Florida Aviation Revenue Miami International Airport
1,675,000	5.000%, 10/01/22 Series A-1	A2/A/A	1,874,241

	Reno-Tahoe, Nevada Airport Authority Revenue Refunding
1,000,000	5.000%, 07/01/26 AGMC Insured	A2/NR/A	1,048,740

	Total Airport		5,617,050

	Education (9.9%)

	Florida Higher Education Facilities Authority Revenue, Refunding, Rollins College Project
1,000,000	5.000%, 12/01/37 Series A	A1/NR/NR	1,034,870

	Florida State Board of Education Public Education
210,000	4.500%, 06/01/25 AGMC Insured	Aa1/AAA/AAA	220,332

	Hammond, Indiana School Building Corp. First Mortgage
1,030,000	5.000%, 07/15/31 NPFG Insured	Baa1/AA+/NR	1,069,593

	Hillsborough County, Florida School Board COP
510,000	4.250%, 07/01/26 NPFG Insured	Aa2/AA-/AA	537,958
1,500,000	5.000%, 07/01/31 NPFG Insured	Aa2/AA-/AA	1,617,900

	Salt Lake County, Utah Westminster College Project
825,000	4.750%, 10/01/20	NR/BBB/NR	852,357
870,000	4.750%, 10/01/21	NR/BBB/NR	894,873
2,300,000	5.000%, 10/01/22	NR/BBB/NR	2,347,771
1,250,000	5.000%, 10/01/25	NR/BBB/NR	1,267,913
600,000	5.000%, 10/01/27	NR/BBB/NR	609,366
2,025,000	5.125%, 10/01/28	NR/BBB/NR	2,045,554

	Southern Utah University Revenue Refunding, Auxiliary System Student Building Fee
875,000	4.000%, 05/01/19	NR/AA/NR	951,195

	Texas A&M University Revenue
1,700,000	5.000%, 07/01/34	Aaa/AAA/AAA	1,886,388

	Texas State University System Financing Revenue
2,000,000	5.250%, 03/15/25	Aa2/AA-/AA	2,235,800

	Tooele County, Utah Municipal Building Authority School District Lease Revenue
1,000,000	4.875%, 06/01/25	A1/A+/NR	1,032,780
1,000,000	5.000%, 06/01/28	A1/A+/NR	1,018,240

	University of Utah COP
3,170,000	4.350%, 12/01/26 AMBAC Insured	Aa2/AA-/NR	3,302,886

	Utah State Board of Regents
2,980,000	4.500%, 04/01/29	Aa2/AA/NR	3,079,979

	Utah State Board of Regents Auxiliary & Campus Facility
1,000,000	4.125%, 04/01/20 NPFG Insured	Aa2/AA/NR	1,040,780

	Utah State Board of Regents Lease Revenue
410,000	4.500%, 05/01/20 AMBAC Insured	NR/AA/NR	432,353
425,000	4.500%, 05/01/21 AMBAC Insured	NR/AA/NR	444,614
450,000	4.625%, 05/01/22 AMBAC Insured	NR/AA/NR	469,665
120,000	4.650%, 05/01/23 AMBAC Insured	NR/AA/NR	124,795

	Utah State Board of Regents Office Facility Revenue
1,045,000	5.000%, 04/01/23 NPFG Insured	Aa2/AA-/NR	1,101,963

	Utah State Board of Regents, Utah, Valley University Student Center Building Fee And Unified System Revenue
3,005,000	5.000%, 11/01/28 Series 2012A	NR/AA/NR	3,290,776
1,000,000	4.000%, 11/01/29 Series 2012A	NR/AA/NR	977,650

	Warsaw, Indiana Multi-School Building Corp., First Mortgage
1,800,000	5.450%, 01/15/28 Series B	NR/AA+/NR	1,916,424

	Washington State Higher Education Facilities Authority Revenue, Refunding, Gonzaga University Project
950,000	5.000%, 04/01/24 Series B	A3/NR/NR	988,371

	Washington State University Revenue
735,000	4.600%, 10/01/29 AGMC Insured	Aa2/AA-/NR	770,354

	Weber State University, Utah Student Facilities System
1,825,000	4.400%, 04/01/27 AGMC Insured	NR/AA/NR	1,872,414
1,275,000	5.125%, 04/01/32 NPFG Insured	Baa1/AA/NR	1,317,891

	Total Education		40,753,805

	Education - Charter Schools (8.9%)

	La Vernia, Texas Higher Education Finance Corp., Jubilee Academy
3,401,500	6.500%, 03/15/38 144A†	NR/NR/NR*	3,113,359

	Utah County, Utah Charter School Revenue Lakeview Academy
210,000	5.350%, 07/15/17 Series A	NR/BBB-/NR	218,818
610,000	4.500%, 07/15/22	NR/BBB-/NR	561,975

	Utah County, Utah Charter School Revenue Lincoln Academy
550,000	5.450%, 06/15/17 Series A 144A	NR/NR/NR*	538,164

	Utah County, Utah Charter School Revenue Renaissance Academy
225,000	5.350%, 07/15/17 Series A 144A	NR/NR/NR*	223,070

	Utah State Charter School Finance Authority Entheos Academy
5,598,000	6.750%, 08/15/38 144A	NR/NR/NR*	5,128,608

	Utah State Charter School Finance Authority Fast Forward Academy
2,916,500	6.500%, 11/15/37 144A	NR/NR/NR*	2,516,677

	Utah State Charter School Finance Authority George Washington Academy
1,000,000	6.750%, 07/15/28	NR/BB+/NR	977,850

	Utah State Charter School Finance Authority Legacy Preparatory Academy
5,470,000	6.750%, 06/15/38 144A	NR/NR/NR*	4,925,024
7,530,000	7.250%, 06/15/39 144A	NR/NR/NR*	6,759,079

	Utah State Charter School Finance Authority Ogden Preparatory Academy School Board Guaranty Program
475,000	4.000%, 10/15/22	NR/AA/NR	503,334
505,000	4.000%, 10/15/23	NR/AA/NR	530,573
525,000	4.000%, 10/15/24	NR/AA/NR	545,633

	Utah State Charter School Finance Authority, Refunding & Improvement, Davinci Academy
1,000,000	7.050%, 09/15/26 Series 2011A	NR/BBB-/NR	1,030,330

	Utah State Charter School Finance Authority Rockwell Charter School
900,000	6.750%, 08/15/28 144A	NR/NR/NR*	738,180

	Utah State Charter School Finance Authority Ronald Wilson Reagan Academy
1,200,000	5.750%, 02/15/22 Series A 144A	NR/BBB-/NR	1,224,732

	Utah State Charter School Finance Authority Venture Academy
6,995,000	6.750%, 11/15/38 144A	NR/NR/NR*	6,998,777

	Total Education - Charter Schools		36,534,183

	Hospital (4.0%)

	Brevard County, Florida Health Facilities Authority Health First Inc. Project
1,215,000	5.000%, 04/01/18	A3/A-/NR	1,312,844

	Campbell County, Wyoming Hospital District, Hospital Revenue, Memorial Hospital Project
1,040,000	5.000%, 12/01/20	NR/A-/NR	1,110,990
1,000,000	5.500%, 12/01/34	NR/A-/NR	1,018,860

	Harris County, Texas Health Facility Development Corp. Christus Health Series A-6
1,000,000	4.750%, 07/01/30 AGMC Insured	A1/AA-/NR	1,023,290

	Indiana Finance Authority Hospital Revenue, Parkview Health System
1,350,000	5.875%, 05/01/29 (pre-refunded)	NR/NR/NR*	1,412,519

	Indiana Finance Authority Hospital Revenue, Parkview Health System, Unrefunded balance
300,000	5.875%, 05/01/29	A1/A+/NR	307,608

	King County, Washington Public Hospital District No. 002, Refunding, Evergreen Healthcare
1,000,000	5.250%, 12/01/28	Aa3/A+/NR	1,077,460

	Laramie County, Wyoming Hospital Revenue, Cheyenne Regional Medical Center Project
1,000,000	5.000%, 05/01/32	NR/A+/NR	1,041,330

	Reno, Nevada Hospital Revenue, Washoe Medical Center
725,000	5.000%, 06/01/23 AGMC Insured	A2/AA-/NR	759,648
680,000	5.000%, 06/01/23 AGMC Insured	A2/AA-/NR	712,497

	Richmond, Indiana Hospital Revenue
250,000	5.000%, 01/01/19	NR/A/A	264,878

	Riverton, Utah Hospital Revenue, Intermountain Health Care Health Services, Inc.
940,000	5.000%, 08/15/36	Aa1/AA+/NR	996,795

	Tarrant County, Texas Cultural Education Facilities Finance Corp. Hospital Refunding, Scott & White Healthcare Project
1,000,000	5.250%, 08/15/25	A1/A/AA-	1,106,040

	Utah County, Utah Hospital Revenue, IHC Health Services, Inc.
500,000	5.000%, 05/15/29	Aa1/AA+/NR	539,390

	Utah State Board of Regents Revenue Hospital - University of Utah
3,000,000	5.000%, 08/01/31 Series B	Aa2/AA/NR	3,132,450

	Washington State Health Care Facilities Authority Revenue, Refunding, Fred Hutchinson Cancer
595,000	5.000%, 01/01/18	A2/A/NR	652,822

	Total Hospital		16,469,421

	Housing (3.5%)

	Florida Housing Finance Corp.
365,000	5.000%, 07/01/21 AMT	Aa1/AA+/AA+	374,454
390,000	6.000%, 07/01/28	Aa1/AA+/AA+	407,749

	Indianapolis, Indiana Multi-Family
350,000	4.850%, 01/01/21 AMT FNMA Insured	Baa1/NR/NR	350,896

	Miami-Dade County, Florida Housing Finance Authority
535,000	5.000%, 11/01/23 AGMC Insured AMT	A2/AA-/A-	536,284

	South Dakota Housing Development Authority
45,000	6.000%, 05/01/28	Aa1/AAA/NR	45,289

	Utah Housing Corporation Single Family Mortgage
25,000	5.250%, 07/01/23 AMT	Aa2/AA/AA	25,014
625,000	5.125%, 07/01/24 AMT	Aa3/AA-/AA-	625,244
565,000	5.000%, 07/01/25 AMT	Aa3/AA-/AA-	564,480
145,000	5.100%, 01/01/26 AMT	Aa3/AA-/AA-	145,039
90,000	5.650%, 07/01/27 AMT	Aa2/AA/AA	90,378
905,000	5.250%, 01/01/28 AMT	Aa3/AA-/AA-	915,914
1,690,000	5.800%, 07/01/28 AMT	Aa3/AA-/AA-	1,739,399
635,000	5.700%, 07/01/28 AMT	Aa3/AA-/AA-	651,542
465,000	5.500%, 07/01/28 AMT	Aa3/AA-/AA-	474,161
730,000	6.100%, 01/01/29 AMT	Aa3/AA-/AA-	757,820
1,250,000	5.250%, 07/01/28 Series A AMT	Aa3/AA-/AA-	1,277,250
555,000	4.950%, 01/01/32 Series A Class II	Aa2/AA/AA	567,676
1,975,000	4.500%, 01/01/24 Series A Class III	Aa3/AA-/AA-	2,034,171
1,000,000	4.000%, 07/01/28 Series B-1 Class I	Aaa/AAA/AAA	989,980
915,000	4.625%, 07/01/32 Series B-1 Class II	Aa2/AA/AA	930,033
615,000	4.500%, 07/01/23 Series C	Aa3/AA-/AA-	636,550

	Utah State Housing Finance Agency
30,000	5.700%, 07/01/15 AMT	Aa3/AA-/AA-	30,019
265,000	5.500%, 07/01/18 AMT	Aa3/AA-/AA-	267,062
10,000	5.000%, 07/01/18 AMT	Aaa/AA+/NR	10,006
140,000	5.600%, 07/01/23 AMT	Aa2/AA/AA	140,111

	Total Housing		14,586,521

	Local Public Property (12.2%)

	CIVICVentures Alaska Revenue Anchorage Convention Center
1,285,000	4.625%, 09/01/30 NPFG Insured	A1/A/A+	1,322,072

	Clark County, Nevada Improvement District Special Local Improvement #128 (Summerlin)
500,000	5.000%, 02/01/21 Series A	NR/NR/NR*	441,390

	Draper, Utah Sales Tax Revenue
1,640,000	4.500%, 05/01/27 Series A	NR/AA/NR	1,750,700
1,000,000	5.000%, 05/01/32 Series A	NR/AA/NR	1,085,330

	El Paso, Texas Solid Waste Disposal System Revenue
1,540,000	5.125%, 08/15/28 AGMC Insured	A2/AA+/NR	1,546,083

	Herriman, Utah Special Assessment Towne Center Assessment Area
1,045,000	4.875%, 11/01/23	NR/A/NR	1,070,226
1,150,000	5.000%, 11/01/25	NR/A/NR	1,167,860
1,975,000	5.000%, 11/01/29	NR/A/NR	1,983,117

	Lincoln County, Wyoming Building Corp. Lease Revenue
700,000	5.000%, 05/01/32	NR/A+/NR	722,645

	New Albany, Indiana Development Authority
500,000	4.250%, 02/01/22	NR/A/NR	522,255

	Orem, Utah Special Assessment
1,765,000	7.750%, 11/01/25	NR/NR/NR*	1,775,925

	Riverton City, Utah Franchise & Sales Tax Revenue
1,585,000	5.000%, 06/01/31 AMBAC Insured	NR/AA-/AA	1,636,592

	Salt Lake City, Utah Local Building Authority Lease Revenue
955,000	4.000%, 10/15/23 Series A	Aa1/NR/AA+	1,024,925

	Salt Lake Valley, Utah Fire Service District Lease Revenue
2,645,000	5.200%, 04/01/28	Aa2/NR/AA-	2,866,307
1,000,000	5.250%, 04/01/30	Aa2/NR/AA-	1,079,010

	Sevier County, Utah Municipal Building Authority Lease Revenue Refunding
915,000	5.000%, 11/15/19 NPFG/ FGIC Insured (pre-refunded)	NR/NR/NR*	952,433

	South Dakota State Building Authority Revenue
500,000	4.500%, 06/01/24 NPFG/ FGIC Insured	NR/AA/NR	532,225

	South Ogden City, Utah Sales Tax Revenue Refunding
1,895,000	4.375%, 05/01/29 NPFG/ FGIC Insured	Baa1/A+/NR	1,911,714

	St. Augustine, Florida Capital Improvement Refunding
500,000	5.000%, 10/01/34	Aa3/A+/A+	523,650

	St. Lucie County, Florida School Board COP Master Lease Program
500,000	5.000%, 07/01/30 Series A	Aa3/A/A+	534,060

	Twin Creeks, Utah Special Services District
11,230,970	10.000%, 07/15/30 144A	NR/NR/NR*	11,267,358

	Uintah County, Utah Municipal Building Authority Lease Revenue
500,000	5.000%, 06/01/24	NR/A+/NR	530,080
2,000,000	5.300%, 06/01/28	NR/A+/NR	2,089,420
1,005,000	5.500%, 06/01/37	NR/A+/NR	1,038,959
1,120,000	5.500%, 06/01/40	NR/A+/NR	1,154,384

	Utah State Municipal Finance Cooperative Local Government Capital Appreciation Pool Capital, Salt Lake
165,000	zero coupon, 03/01/14 AGMC Insured	A2/AA-/AA	163,550

	Utah Transit Authority Sales Tax Revenue, Series A
1,000,000	5.000%, 06/15/28	Aa2/AAA/AA	1,092,310

	Wasatch County, Utah Municipal Building Authority
600,000	0.250%, 12/01/13	NR/AA-/AA-	599,472
535,000	0.250%, 12/01/14	NR/AA-/AA-	531,774

	Washington County/St. George Interlocal Agency, Utah Lease Revenue Refunding
650,000	0.500%, 12/01/15 Series A	A1/A+/NR	639,984
1,365,000	0.500%, 12/01/16 Series A	A1/A+/NR	1,305,896

	Weber County, Utah Municipal Building Authority
325,000	5.250%, 12/15/19 AMBAC Insured	Aa3/NR/NR	339,115

	West Bountiful, Utah Courthouse Revenue
410,000	5.000%, 05/01/19 (pre-refunded)	NR/A/NR	426,199

	West Valley City, Utah Municipal Building Authority Lease Revenue Refunding
1,645,000	4.500%, 08/01/22 Series A NPFG/ FGIC Insured	NR/A+/A+	1,712,067
1,890,000	4.375%, 08/01/26 Series A NPFG/ FGIC Insured	NR/A+/A+	1,945,056

	West Valley City, Utah Sales Tax Revenue Capital Appreciation Bonds, Refunding
2,750,000	zero coupon, 07/15/35	NR/AA+/NR	883,575

	Total Local Public Property		50,167,718

	State Agency (1.9%)

	Utah Infrastructure Agency Telecommunications & Franchise Tax
1,000,000	5.500%, 10/15/30 Series A AGMC Insured	A2/AA-/NR	1,091,550
1,475,000	5.250%, 10/15/33 Series A AGMC Insured	A2/AA-/NR	1,547,570

	Utah State Building Ownership Authority Lease Revenue Refunding State Facilities Master Lease Program
465,000	5.000%, 05/15/21 (pre-refunded)	Aa1/AA+/NR	520,237
510,000	5.000%, 05/15/23 (pre-refunded)	Aa1/AA+/NR	570,583
1,000,000	5.000%, 05/15/24	Aa1/AA+/NR	1,159,100
1,080,000	5.000%, 05/15/25 (pre-refunded)	Aa1/AA+/NR	1,124,669
1,575,000	5.000%, 05/15/26	Aa1/AA+/NR	1,693,204

	Total State Agency		7,706,913

	Tax Revenue (7.0%)

	Bountiful City, Utah Sales Tax Refunding Bond
832,000	4.000%, 06/01/17	NR/AA/NR	889,433

	Brigham, Utah Special Assessment Voluntary Assessment Area
1,140,000	5.250%, 08/01/23	A1/NR/NR	1,193,614
820,000	5.500%, 08/01/29	A1/NR/NR	841,656

	Clark County, Nevada Improvement District
250,000	5.000%, 08/01/16	NR/NR/NR*	235,630

	Coral Canyon, Utah Special Service District
25,000	5.000%, 07/15/13 Escrowed to Maturity	NR/NR/NR*	25,040
250,000	5.500%, 07/15/18 (pre-refunded)	NR/NR/NR*	250,435

	Henderson, Nevada Local Improvement District
285,000	5.000%, 09/01/14	NR/NR/NR*	289,842
285,000	5.000%, 09/01/15	NR/NR/NR*	289,765
220,000	5.000%, 03/01/16	NR/NR/NR*	215,912

	Holladay, Utah Redevelopment Agency
2,182,500	4.900%, 12/30/20	NR/NR/NR*	1,999,017

	Jordanelle, Utah Special Service District
186,000	5.000%, 11/15/14	NR/NR/NR*	186,227
196,000	5.100%, 11/15/15	NR/NR/NR*	195,255
206,000	5.200%, 11/15/16	NR/NR/NR*	203,551
216,000	5.300%, 11/15/17	NR/NR/NR*	212,358
228,000	5.400%, 11/15/18	NR/NR/NR*	222,599
240,000	5.500%, 11/15/19	NR/NR/NR*	231,864
253,000	5.600%, 11/15/20	NR/NR/NR*	241,951
268,000	5.700%, 11/15/21	NR/NR/NR*	253,480
283,000	5.800%, 11/15/22	NR/NR/NR*	265,465
299,000	6.000%, 11/15/23	NR/NR/NR*	280,324

	La Verkin, Utah Sales and Franchise Tax Revenue
571,000	5.100%, 07/15/27†	NR/NR/NR*	528,312

	Lehi, Utah Sales Tax
790,000	5.000%, 06/01/24 AGMC Insured	A2/AA-/NR	808,028

	Mesquite, Nevada New Special Improvement District
200,000	4.900%, 08/01/13	NR/NR/NR*	199,782
125,000	5.250%, 08/01/17	NR/NR/NR*	117,516
270,000	5.350%, 08/01/19	NR/NR/NR*	241,693
115,000	5.400%, 08/01/20	NR/NR/NR*	101,511
430,000	5.500%, 08/01/25	NR/NR/NR*	354,668

	North Ogden, Utah Sales Tax Revenue
195,000	5.000%, 11/01/24 Syncora Guarantee, Inc. Insured	NR/A+/AA	201,191

	Payson City, Utah Sales Tax Revenue
445,000	5.000%, 08/01/21 AGMC Insured	A2/AA-/NR	475,158

	Riverton City, Utah Franchise & Sales Tax Revenue
750,000	5.000%, 06/01/24 AMBAC Insured	NR/AA-/AA	787,965

	Salt Lake City, Utah Sales Tax
1,060,000	5.000%, 02/01/23 (pre-refunded)	NR/AAA/NR	1,135,737
1,115,000	5.000%, 02/01/24 (pre-refunded)	NR/AAA/NR	1,194,667

	South Weber City, Utah
525,000	5.000%, 01/15/24 NPFG Insured	Baa1/A/NR	532,466

	Springville, Utah Special Assessment Revenue
120,000	5.500%, 01/15/17	NR/NR/NR*	118,224
127,000	5.650%, 01/15/18	NR/NR/NR*	123,784
135,000	5.800%, 01/15/19	NR/NR/NR*	130,178
116,000	5.900%, 01/15/20	NR/NR/NR*	110,679

	Utah Transit Authority Sales Tax Revenue
6,920,000	5.000%, 06/15/36 AGMC Insured Series A	Aa2/AAA/AA	7,326,550

	Vernal City, Utah Sales Tax Revenue
515,000	4.750%, 09/01/31 AGC Insured	NR/AA/NR	530,491
300,000	4.875%, 09/01/34 AGC Insured	NR/AA/NR	308,253

	Wasatch County, Utah Building Authority
130,000	5.000%, 10/01/15 (pre-refunded)	A1/NR/NR	131,521
135,000	5.000%, 10/01/16 (pre-refunded)	A1/NR/NR	136,580

	Washington City, Utah Sales Tax
680,000	5.250%, 11/15/17 AMBAC Insured (pre-refunded)	NR/A/NR	692,553

	Weber County, Utah Sales Tax
385,000	5.000%, 07/01/23 AMBAC Insured (pre-refunded)	A1/NR/NR	385,000

	West Valley City, Utah Redevelopment Agency
1,625,000	5.000%, 03/01/21	NR/A-/NR	1,673,474
320,000	5.000%, 03/01/22	NR/A-/NR	328,710
350,000	5.000%, 03/01/23	NR/A-/NR	358,897
1,000,000	5.000%, 03/01/24	NR/A-/NR	1,024,770

	Total Tax Revenue		28,581,776

	Transportation (5.0%)

	Dallas, Texas Area Rapid Transit Sales Tax Revenue Refunding Senior Lien
1,000,000	5.000%, 12/01/36 AMBAC Insured	Aa2/AA+/AA	1,062,360

	Indiana Finance Authority Highway Revenue
1,950,000	4.500%, 12/01/25 NPFG/ FGIC Insured	Aa1/AA+/AA+	2,115,984

	North Texas Turnpike Authority Revenue
2,000,000	6.100%, 01/01/28	A2/A-/NR	2,248,300

	Utah Transit Authority Sales Tax Revenue Capital Appreciation Refunding
2,000,000	zero coupon, 06/15/29 NPFG Insured Series A	A1/A/A+	949,300

	Utah Transit Authority Sales Tax Revenue Refunding
5,185,000	zero coupon, 06/15/23 Series A NPFG Insured	A1/A/A+	3,430,292
1,000,000	5.000%, 06/15/32	A1/A-/A+	1,055,330

	Utah Transit Authority Sales Tax Revenue
2,000,000	5.000%, 06/15/27 Series A	Aa2/AAA/AA	2,192,340
2,685,000	4.000%, 06/15/39 Series 2012	A1/A-/A+	2,404,793

	Utah Transit Authority Sales Tax & Transportation Revenue
1,450,000	4.125%, 06/15/22 AGMC Insured	Aa2/AAA/AA	1,519,745
195,000	5.250%, 06/15/32 AGMC Insured	Aa2/AAA/AA	228,794

	Washoe County, Nevada Highway Revenue
1,000,000	5.500%, 02/01/28	A1/A+/NR	1,085,740

	Washoe County, Nevada Highway Revenue Fuel Tax
1,000,000	5.000%, 02/01/32	A1/A+/NR	1,036,860
1,000,000	5.000%, 02/01/38	A1/A+/NR	1,026,870

	Total Transportation		20,356,708

	Utility (11.0%)

	Clark County, Washington Public Utility District No. 001 Generating Refunding
1,000,000	5.000%, 01/01/24	A2/A/A+	1,101,720

	Cowlitz County, Washington Public Utility District Electric Revenue
650,000	4.500%, 09/01/26 NPFG Insured	A1/NR/A	660,108

	Douglas County, Washington Public Utility District No. 001 Electric Distribution System
635,000	0.050%, 12/01/15	Aa3/AA/NR	621,411

	Eagle Mountain, Utah Gas & Electric
1,440,000	5.000%, 06/01/21 Radian Insured	NR/NR/NR*	1,472,054
1,215,000	5.000%, 06/01/22 Radian Insured	NR/NR/NR*	1,239,336

	Energy Northwest Washington Wind Project
1,000,000	4.500%, 07/01/30 Series A AMBAC Insured	A2/A/A-	1,018,780

	Houston, Texas Utility System Revenue, Refunding
1,165,000	5.125%, 05/15/28 Series A NPFG Insured	Aa2/AA/AA-	1,206,148
450,000	5.000%, 11/15/35 AGMC Insured	Aa2/AA/AA-	480,722

	Intermountain Power Agency, Utah Power Supply Revenue, Refunding
250,000	5.250%, 07/01/23 (pre-refunded)	A1/A+/AA-	250,000
1,000,000	4.250%, 07/01/19 Series B	A1/A+/AA-	1,037,620

	Jacksonville Electric Authority, Florida Bulk Power System Revenue, Scherer 4 Project
1,500,000	6.000%, 10/01/37 Series A	Aa2/AA-/AA	1,550,655

	Jacksonville Electric Authority, Florida Electric System Revenue
500,000	5.000%, 10/01/26	Aa3/A+/AA	504,265
500,000	4.500%, 10/01/32 Series Three 2012A	Aa2/AA-/AA	511,130
515,000	5.500%, 10/01/39	Aa3/A+/AA	524,651

	Lower Colorado River Authority, Texas
1,470,000	5.250%, 05/15/29	A1/A/A	1,603,682
60,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	71,992
5,000	5.250%, 05/15/29 (pre-refunded)	NR/NR/NR*	5,999

	Pleasant Grove City, Utah Storm Water Revenue
1,490,000	4.000%, 07/15/38 AGMC Insured	A2/AA-/AA-	1,352,682

	Port St. Lucie, Florida Utility System Revenue
1,200,000	5.250%, 09/01/26 NPFG Insured (pre-refunded)	A1/NR/AA-	1,269,660

	Santa Clara, Utah Electric Revenue
1,005,000	4.250%, 08/01/26 AGC Insured	A3/NR/NR	883,083

	Sarasota, Florida Utility System Revenue Refunding
1,455,000	5.000%, 10/01/27	NR/AA+/AA	1,667,226

	St. George, Utah Electric Revenue
500,000	4.500%, 06/01/20 AGMC Insured	A2/NR/NR	521,015
3,750,000	5.000%, 06/01/38 AGMC Insured	A2/NR/NR	3,848,250

	Tacoma, Washington Solid Waste Utility Revenue
1,000,000	5.000%, 12/01/23 Syncora Guarantee, Inc. Insured	A2/AA/AA-	1,060,690

	Tallahassee, Florida Energy System Revenue Refunding
1,500,000	5.000%, 10/01/28	Aa3/AA/AA-	1,595,385

	Texas Municipal Power Agency Revenue Unrefunded Balance
1,665,000	zero coupon, 09/01/14 NPFG Insured	A2/A+/A+	1,650,781

	Utah Associated Municipal Power System Revenue, Horse Butte Wind Project
2,120,000	0.050%, 09/01/13 Series A	NR/A-/A-	2,118,792
1,005,000	5.000%, 09/01/32 Series A	NR/A-/A-	1,053,863

	Utah Associated Municipal Power System Revenue Refunding, Payson Power Project
2,000,000	5.000%, 04/01/24	NR/A-/A	2,228,280
1,000,000	5.000%, 04/01/25	NR/A-/A	1,096,810
6,375,000	5.000%, 04/01/26	NR/A-/A	6,925,864

	Washington, Utah Electric Revenue
985,000	5.000%, 09/01/21 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,039,924
1,000,000	5.000%, 09/01/24 Syncora Guarantee, Inc. Insured	Baa1/NR/NR	1,055,760

	Weber Basin Utah Water Conservancy District
1,015,000	4.000%, 04/01/29 Series 2013B	NR/AA+/AA+	992,883

	Wyoming Municipal Power Agency Power Supply System Revenue
720,000	5.500%, 01/01/28 Series A	A2/A-/NR	776,923

	Total Utility		44,998,144

	Water and Sewer (13.8%)

	Cape Coral, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/36 AGMC-CR-AMBAC Insured	A1/AA-/A	1,072,560

	Central Utah Water Conservancy District
1,000,000	5.000%, 10/01/37 Series C	NR/AA+/AA+	1,078,990

	Central Utah Water Conservancy District Refunding, Jordanelle Hydrant
1,125,000	4.500%, 10/01/27 Series A	NR/AA+/AA	1,209,083

	Central Weber, Utah Sewer Improvement District Revenue Refunding
1,000,000	5.000%, 03/01/28 Series A AGMC Insured	NR/AA-/AA	1,071,200
2,000,000	4.375%, 03/01/30 Series A AGMC Insured	NR/AA-/AA	2,045,740
4,000,000	5.000%, 03/01/33 Series A AGMC Insured	NR/AA-/AA	4,200,640

	Davie, Florida Water & Sewer Revenue
1,000,000	5.000%, 10/01/32 AGMC Insured	A1/AA-/NR	1,055,200

	Eagle Mountain, Utah Water and Sewer
690,000	4.750%, 11/15/25 NPFG Insured	Baa1/A+/AA-	708,292

	Herriman City, Utah Water Revenue Refunding
1,210,000	4.500%, 01/01/33 AMBAC Insured	NR/A/NR	1,221,894

	Jordan Valley, Utah Water Conservancy District Revenue
1,000,000	5.000%, 10/01/31 Series B	NR/AA+/AA	1,087,490
6,000,000	5.000%, 10/01/35 Series B	NR/AA+/AA	6,457,920

	King County, Washington Sewer Revenue
660,000	5.000%, 01/01/33 AGMC Insured	Aa2/AA+/NR	707,282

	Laredo, Texas Waterworks Sewer System Revenue
1,450,000	5.000%, 03/01/24 Series 2010	A1/AA-/AA-	1,667,268

	Miami-Dade County, Florida Water and Sewer Revenue System
1,500,000	5.000%, 10/01/29 AGMC Insured	Aa3/AA-/A+	1,636,785

	Mountain Regional Water Special Service District Utah Water Revenue Refunding
3,000,000	5.000%, 12/15/33 AGMC Insured	NR/AA-/A+	3,228,840

	Murray City, Utah Sewer and Water
440,000	5.000%, 10/01/19 AMBAC Insured (pre-refunded)	Aa3/NR/NR	445,148

	Ogden City, Utah Sewer & Water Revenue Refunding
750,000	4.625%, 06/15/38 AGMC Insured	Aa3/NR/NR	760,748

	Orem, Utah Water & Storm Sewer Revenue
1,000,000	5.000%, 07/15/26	NR/AA/AA+	1,086,930
1,250,000	5.250%, 07/15/28	NR/AA/AA+	1,357,338

	Pleasant Grove City, Utah Storm Water Revenue
860,000	4.750%, 07/15/36 AGMC Insured	A2/AA-/AA-	897,049

	Pleasant Grove City, Utah Water Revenue
450,000	4.300%, 12/01/20 NPFG Insured	Baa1/A/NR	466,011
760,000	4.625%, 12/01/23 AGMC Insured	NR/AA-/NR	803,328
1,000,000	5.250%, 12/01/29 AGMC Insured	NR/AA-/NR	1,058,250
1,370,000	5.000%, 12/01/31 Series B NPFG Insured	Baa1/A/NR	1,391,810

	Rapid City, South Dakota Water Revenue
500,000	5.000%, 11/01/29	Aa3/NR/NR	546,965
1,655,000	5.250%, 11/01/39	Aa3/NR/NR	1,767,639

	Salt Lake & Sandy, Utah Metropolitan Water District, Water Revenue, Refunding
1,190,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	1,298,873
650,000	5.000%, 07/01/31 Series A	NR/AA+/AA+	686,465
1,000,000	5.000%, 07/01/37 Series A	NR/AA+/AA+	1,069,460

	San Antonio, Texas Water Revenue Refunding
1,050,000	5.000%, 05/15/36 NPFG Insured	Aa1/AA+/AA+	1,118,985

	South Valley, Utah Water Reclamation Facility Sewer Revenue
2,110,000	5.000%, 08/15/24 AMBAC Insured	NR/A+/NR	2,173,954
425,000	5.000%, 08/15/30 AMBAC Insured	NR/A+/NR	432,404

	South Weber City, Utah Water Revenue
930,000	5.000%, 06/01/40 AGMC Insured	NR/AA-/NR	989,102

	Utah Water Conservancy District
1,400,000	5.250%, 01/15/27	NR/A/NR	1,461,348

	Utah Water Finance Agency Revenue
510,000	5.000%, 07/01/18 AMBAC Insured (pre-refunded)	A1/NR/NR	510,000
970,000	4.000%, 10/01/20 AMBAC Insured	Aa3/NR/NR	1,046,902
830,000	4.500%, 10/01/22 AMBAC Insured	Aa3/NR/NR	866,835
870,000	4.500%, 10/01/23 AMBAC Insured	Aa3/NR/NR	907,688
2,645,000	4.500%, 10/01/28 AMBAC Insured	Aa3/NR/NR	2,755,773

	White City, Utah Water Improvement District Revenue
500,000	5.000%, 02/01/23 AGMC Insured	A2/NR/NR	527,415
700,000	5.000%, 02/01/25 AGMC Insured	A2/NR/NR	733,082
840,000	5.000%, 02/01/27 AGMC Insured	A2/NR/NR	873,398

	Total Water and Sewer		56,482,084

	Total Revenue Bonds		322,254,323

	Total Investments (cost $402,308,067-note b)	98.6%	404,066,454
	Other assets less liabilities	1.4	5,604,724

	Net Assets	100.0%	$409,671,178

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO" or "Credit Rating Agency") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by  a NRSRO.

	** Security purchased on a delayed delivery or when-issued basis.

	† Illiquid security: Considered illiquid because of restrictions as to sale. These securities represent 0.9% of net assets.

	Notes:

144A – Private placement subject to SEC rule 144A, which modifies a two-year holding period requirement to permit qualified institutional buyers to trade these securities among themselves, thereby significantly improving the liquidity of these securities.

	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

Percent of
Portfolio Distribution By Quality Rating	Investments 1

Aaa of Moody's or AAA of S&P and Fitch	12.3%
Pre-Refunded bonds2/ Escrowed to Maturity bonds	3.7
Aa of Moody's or AA of S&P and Fitch	43.6
A of Moody's or S&P and Fitch	23.4
Baa of Moody's or BBB of S&P	3.3
BB+ of S&P	0.2
Not rated*	13.5
100.0%

1 Calculated using the highest rating of the three NRSRO.
2 Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

PORTFOLIO ABBREVIATIONS:
AGC - Assured Guaranty Corp.
AGMC - Assured Guaranty Municipal Corp.
AMBAC - American Municipal Bond Assurance Corp.
AMT - Alternative Minimum Tax
COP - Certificates of Participation
FGIC - Financial Guaranty Insurance Co.
FNMA - Federal National Mortgage Association
NPFG - National Public Finance Guarantee
NR - Not Rated
PSF- Permanent School Fund

See accompanying notes to financial statements.

TAX-FREE FUND FOR UTAH
NOTES TO FINANCIAL STATEMENTS
June 30, 2013
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2013, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $402,159,125 amounted to $1,907,329, which consisted of aggregate gross unrealized appreciation of $8,817,161 and aggregate gross unrealized depreciation of $6,909,832.

(c) Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2013:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs - Municipal Bonds+	404,066,454
Level 3 – Significant Unobservable Inputs	-
Total	$404,066,454

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TAX-FREE FUND FOR UTAH

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
August 20 , 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
President and Trustee
August 20 , 2013

By:	/s/ Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 20 , 2013